Leases - Disclosure Of Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Current	$ 26	$ 35
Non-current	401	384
Total	427	419
US dollars [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	363	374
Sterling [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	31	6
Euros [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	5	5
Others [member]
Disclosure Of Information Relating To Lease Liabilities Line Items [Line Items]
Total	$ 28	$ 34